INTANGIBLES, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 6 -INTANGIBLES, NET

The gross book value, accumulated amortization, and amortization periods of intangible assets are as follows:

	December 31, 2021
	Estimated Useful Life (in years)	Gross Book Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life in years)

Acquisition of IP	10	32	-	32	10